Description Of Business, Recent Developments and Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description Of Business, Recent Developments and Summary Of Significant Accounting Policies
Note 1. Description Of Business, Recent Developments and Summary Of Significant Accounting Policies
Description of Business
For convenience in this report, the terms "our," "us," "we", the "Company", or "Venator" may be used to refer to Venator Materials PLC and, unless the context otherwise requires, its subsidiaries.
Venator became an independent publicly traded company following our IPO and separation from Huntsman Corporation ("Huntsman") in August 2017. Venator operates in two segments: Titanium Dioxide and Performance Additives. The Titanium Dioxide segment primarily manufactures and sells TiO2, and operates seven TiO2 manufacturing facilities across the globe. The Performance Additives segment manufactures and sells functional additives, color pigments and timber treatment chemicals. This segment operates 13 manufacturing and processing facilities globally.
Basis of Presentation
Venator’s consolidated financial statements have been prepared in accordance with U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In the notes to consolidated financial statements, all dollar and share amounts in tabulations are in millions of dollars and shares, respectively, unless otherwise indicated.
COVID-19
The COVID-19 pandemic has had a significant adverse impact on our business and the markets in which we operate beginning in the first quarter of 2020. The measures implemented by governmental authorities around the world to contain the virus, including travel bans and restrictions, limits on gatherings, quarantines, shelter-in-place orders and business shutdowns, drove a decrease in demand for many of our products. We began to see recovery in the third quarter of 2020 and by the end of 2021 many of our product lines had returned to pre-pandemic levels of demand. However, the continued recovery will depend on a variety of factors beyond our control, including the global rollout of vaccines and the impact of a resurgence of COVID-19 (including from the Omicron variant and other emerging variants which may be more contagious) including the responses of governments to such resurgences, and the effects on the global economy. Because of this, we cannot reasonably estimate with any degree of certainty the future adverse impact the COVID-19 pandemic may have on our results of operations, financial position, or liquidity.
Summary of Significant Accounting Policies
Asset Retirement Obligations
Venator accrues for asset retirement obligations, which consist primarily of asbestos abatement costs, demolition and removal costs, leasehold remediation costs and landfill closure costs, in the period in which the obligations are incurred. Asset retirement obligations are initially recorded at estimated fair value. When the related liability is initially recorded, Venator capitalizes the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its estimated settlement value and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, Venator will recognize a gain or loss for any difference between the settlement amount and the liability recorded. See "Note 14. Asset Retirement Obligations."
Carrying Value of Long-Lived Assets
Venator reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based upon current and anticipated undiscounted cash flows, and Venator recognizes an impairment when such estimated cash flows are less than the carrying value of the asset. Measurement of the amount of impairment, if any, is based upon the difference between carrying value and fair value. Fair value is generally estimated by discounting estimated future cash flows using a discount rate commensurate with the risks involved.
Cash and Cash Equivalents
Venator considers cash in bank accounts and short-term highly liquid investments with remaining maturities of three months or less at the date of purchase to be cash and cash equivalents.
Cost of Goods Sold
Venator classifies the costs of manufacturing and distributing its products as cost of goods sold. Manufacturing costs include variable costs, primarily raw materials and energy, and fixed expenses directly associated with production. Manufacturing costs include, among other things, plant site operating costs and overhead costs (including depreciation), production planning and logistics costs, repair and maintenance costs, plant site purchasing costs, and engineering and technical support costs. Distribution, freight, and warehousing costs are also included in cost of goods sold.
Derivative Transactions and Hedging Activities
All derivatives are recorded on Venator’s consolidated balance sheets at fair value. Gains and losses on derivative instruments designated as cash flow hedges are recorded in accumulated other comprehensive income (loss) and recognized in income (expense) when the hedged item impacts earnings. See "Note 17. Derivative Instruments and Hedging Activities."
Carbon Emissions Allowances
Venator carries carbon emissions allowances at the lower of cost or market which are classified as “Other current assets” on the consolidated balance sheets and are held until surrendered, at which point they are offset against the related carbon emissions obligation.

Environmental Expenditures
Environmental-related restoration and remediation costs are recorded as liabilities when site restoration and environmental remediation and cleanup obligations are either known or considered probable and the related costs can be reasonably estimated. Other environmental expenditures that are principally maintenance or preventative in nature are recorded when expended and incurred and are expensed or capitalized as appropriate. See "Note 23. Environmental, Health and Safety Matters."
Financial Instruments
The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, amounts receivable from affiliates, accounts payable, current portion of amounts payable to affiliates, and accrued liabilities approximate their fair value because of the immediate or short-term maturity of these financial instruments. The fair value of non-qualified employee benefit plan investments is estimated using prevailing market prices. The estimated fair values of Venator’s long-term debt are based on quoted market prices for the identical liability when traded as an asset in an active market.
Foreign Currency Translation
Venator is domiciled in the U.K. which uses the British pound sterling, however, we report in U.S. dollars. The accounts of Venator’s operating subsidiaries outside of the U.S. consider the functional currency to be the currency of the economic environment in which they operate. Accordingly, assets and liabilities are translated at rates prevailing at the balance sheet date. Revenues, expenses, gains and losses are translated at a weighted average rate for the period. Cumulative translation adjustments are recorded to equity as a component of accumulated other comprehensive loss.
Foreign currency translation losses, net of $7 million, $4 million, and $4 million are reported in other income, net in the consolidated statements of operations for the years ended December 31, 2021, 2020 and 2019, respectively.
Income Taxes
Venator uses the asset and liability method of accounting for income taxes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes.
Venator evaluates deferred tax assets to determine whether it is more likely than not that they will be realized. Valuation allowances are reviewed on a tax jurisdiction basis to analyze whether there is sufficient positive or negative evidence to support a change in judgment about the realizability of the related deferred tax assets for each jurisdiction. These conclusions require significant judgment. In evaluating the objective evidence that historical results provide, Venator considers the cyclicality of Venator and cumulative income or losses during the applicable period. Cumulative losses incurred over the period limits Venator’s ability to consider other subjective evidence such as Venator’s projections for the future. Changes in expected future income in applicable tax jurisdictions could affect the realization of deferred tax assets in those jurisdictions.
Accounting for uncertainty in income taxes prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The application of income tax law is inherently complex. Venator is required to determine if an income tax position meets the criteria of more-likely-than-not to be realized based on the merits of the position under tax law, in order to recognize an income tax benefit. This requires Venator to make significant judgments regarding the merits of income tax positions and the application of income tax law. Additionally, if a tax position meets the recognition criteria of more-likely-than-not, Venator is required to make judgments and apply assumptions in order to measure the amount of the tax benefits to recognize. The judgments are based on the probability of the amount of tax benefits that would be realized if the tax position was challenged by the taxing authorities. Interpretations and guidance surrounding income tax laws and regulations change over time. As a consequence, changes in assumptions and judgments can materially affect amounts recognized in the consolidated financial statements. See "Note 19. Income Taxes."
Intangible Assets
Intangible assets are stated at cost (fair value at the time of acquisition) and are amortized using the straight-line method over the estimated useful lives or the life of the related agreement as follows:

Patents, trademarks and technology	5 - 30 years
Other intangibles	5 - 15 years
Inventories
Inventories are stated at the lower of cost or market, with cost determined using the first-in, first-out and average costs methods for different components of inventory.
Legal Costs
Venator expenses legal costs, including those legal costs incurred in connection with a loss contingency, as incurred.
Property, Plant and Equipment
Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives or lease term as follows:

Buildings and leasehold improvements	5 - 50 years
Plant and equipment	3 - 30 years
Normal maintenance and repairs of plant and equipment are charged to expense as incurred. Renewals, betterments, and major repairs that significantly extend the useful life of the assets are capitalized and the assets replaced, if any, are retired.
Research and Development
Research and development costs are expensed as incurred and recorded in selling, general and administrative expense. Research and development costs charged to expense were $15 million, $13 million and $15 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Restructuring and Plant Closing and Transition Costs

Venator records restructuring, plant closing, and transition costs when management approves a detailed restructuring plan which materially changes either the scope of our business or the way that business is conducted. Costs associated with a restructuring plan generally consist of employee termination benefits, adjustments in the carrying value of the related facilities and machinery and equipment, and other exit-related costs including costs to close facilities. We record a liability for employee termination benefits when (i) management commits to a plan of termination, (ii) the plan identifies the number of employees to be terminated and their job classifications or functions, locations and the expected completion date, (iii) the plan establishes the terms of the benefit arrangement and (iv) it is unlikely that significant changes to the plan will be made or the plan will be withdrawn. Restructuring and related costs may also include the write-down or accelerated depreciation of related assets when the sale or abandonment of the asset is a direct result of the plan. Other exit-related costs include demolition and site preservation costs. Restructuring, plant closing, and transition costs costs are recognized as an operating expense within the consolidated statements of operations. See Note 13 for additional detail.
Revenue Recognition
Venator generates substantially all of its revenues through sales of inventory in the open market and via long-term supply agreements. Revenue is recognized when the performance obligations under the terms of our contracts are satisfied, at which point the control of the goods transfers to the customer, there is a present right to payment and legal title, and the risks and rewards of ownership have transferred to the customer. Revenue is measured as the amount of consideration we expect to receive in exchange for transferred goods.

Share-based Compensation
We measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost will be recognized over the period during which the employee is required to provide services in exchange for the award.
Loss Per Share
Basic loss per share excludes dilution and is computed by dividing net loss attributable to Venator Materials PLC ordinary shareholders by the weighted average number of shares outstanding during the period. Diluted loss per share reflects all potential dilutive ordinary shares outstanding during the period and is computed by dividing net loss attributable to Venator Materials PLC ordinary shareholders by the weighted average number of shares outstanding during the period increased by the number of additional shares that would have been outstanding as dilutive securities.